Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Loss before taxes on income, as reported in the consolidated statements of operations	$ 10,622	$ 9,102	$ 17,484
Statutory tax rate	26.50%	26.50%	25.00%
Theoretical tax benefit	$ 2,815	$ 2,412	$ 4,371
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,815)	(2,412)	(4,371)
Other	0	1	1
Actual tax expense	$ 0	$ 1	$ 1